Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2012	$16.4	million
2013	13.2	million
2014	11.4	million
2015	6.5	million
2016	6.1	million
Thereafter	21.9	million